UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	09/30_

Date of reporting period:	12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Common Stocks - 68.41%	Shares	Value

Business Services - 0.66%
ICT Group, Inc. (a)	40,850	$ 667,080

Consumer Discretionary - 5.66%
Gaiam, Inc. - Class A (a)	319,967	2,460,546
PetSmart, Inc.	122,130	3,259,650
		5,720,196

Consumer Staples - 9.23%
Avon Products, Inc.	39,800	1,253,700
Coca-Cola Company/The	14,200	809,400
Female Health Company/The (a)	37,600	177,848
John B. Sanfilippo & Son, Inc. (a)	455,001	7,079,815
		9,320,763

Energy - 1.95%
Noble Corp.	48,500	1,973,950

Financials - 7.28%
AllianceBernstein Holding LP (d)	34,908	980,915
Annaly Capital Management, Inc. (b)	128,400	2,227,740
Willis Group Holdings Ltd.	157,250	4,148,255
		7,356,910

Health Care Services - 4.75%
Albany Molecular Research, Inc. (a)	250,715	2,276,492
PDI, Inc. (a)	522,541	2,518,648
		4,795,140

Industrials - 1.66%
Insteel Industries, Inc.	129,414	1,682,382

Information Technology - 12.64%
Dell, Inc. (a)	302,700	4,346,772
Nokia Corp (c)	548,500	7,048,225
Teradata Corp. (a)	38,200	1,200,626
Zebra Technologies Corp. - Class A (a)	6,300	178,668
		12,774,291

Materials - 3.48%
Sealed Air Corp.	160,909	3,517,471

Pharmaceuticals - 21.10%
Johnson & Johnson	95,400	6,144,714
Merck & Co., Inc.	19,031	695,393
Novartis AG (c)	61,000	3,320,230
Pfizer, Inc.	613,800	11,165,022
		21,325,359

TOTAL COMMON STOCKS (Cost $58,771,463)		69,133,542

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
December 31, 2009
(Unaudited)

Gold Bullion Funds - 14.65%	Shares	Value

ETFS Gold Trust (a) (e)	28,500	$ 3,118,185
iShares COMEX Gold Trust (a) (e)	29,200	3,135,204
SPDR Gold Trust (a) (e)	79,700	8,552,607

TOTAL GOLD BULLION FUNDS (Cost $13,757,762)		14,805,996

	Principal
Certificates of Deposit - 0.74%	Amount	Value

Self-Help Federal Credit Union, 0.27%, 02/18/2010	$ 250,000	250,025
Self-Help Federal Credit Union, 0.27%, 02/18/2010	250,000	250,005
Shorebank Pacific, 0.40%, 01/13/2010	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $750,030)		750,030

Money Market Securities - 15.88%	Shares

Federated Treasury Obligations Fund - Institutional Shares, 0.01% (f)	16,047,432	16,047,432

TOTAL MONEY MARKET SECURITIES (Cost $16,047,432)		16,047,432

TOTAL INVESTMENTS (Cost $89,326,687) - 99.68%		$ 100,737,000

Other assets less liabilities - 0.32%		322,147

TOTAL NET ASSETS - 100.00%		$ 101,059,147

(a) Non-income producing
(b) Real Estate Investment Trust
(c) American Depositary Receipt
(d) Limited Partnership
(e) Exchange-Traded Fund
(f) Variable Rate Security; the money market rate shown represents the rate at December 31, 2009.

Tax Related
Unrealized appreciation		$ 12,152,390
Unrealized depreciation		(742,077)
Net unrealized appreciation		$ 11,410,313

Aggregate cost of securities for income tax purposes		$ 89,326,687

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2009

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, American Depositary Receipts, limited partnerships, and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2009

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2009

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2009:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 55,556,432	$ -	$ -	$ 55,556,432
Limited Partnerships	980,915			980,915
Real Estate Investment Trusts*	2,227,740	-	-	2,227,740
American Depositary Receipts*	10,368,455	-	-	10,368,455
Gold Bullion Funds	14,805,996	-	-	14,805,996
Certificates of Deposit	-	750,030	-	750,030
Money Market Securites	16,047,432	-	-	16,047,432

Total	$ 99,986,970	$ 750,030	$ -	$ 100,737,000

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

FCI Funds
FCI Equity Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Common Stocks - 94.92%	Shares	Value

Accident & Health Insurance - 1.84%
Aflac, Inc.	5,000	$ 231,250

Aircraft Engines & Engine Parts - 1.66%
United Technologies Corp.	3,000	208,230

Beverages - 2.18%
PepsiCo, Inc.	4,500	273,600

Biological Products (No Diagnostic Substances) - 1.73%
Gilead Sciences, Inc. (a)	5,000	216,400

Computer Communications Equipment - 1.91%
Cisco Systems, Inc. (a)	10,000	239,400

Computer Storage Devices - 1.39%
EMC Corp. (a)	10,000	174,700

Crude Petroleum & Natural Gas - 3.55%
Apache Corp.	2,000	206,340
Petroleo Brasileiro S.A. - Petrobras (b)	5,000	238,400
		444,740

Electric & Other Services Combined - 1.36%
Exelon Corp.	3,500	171,045

Electric Services - 1.96%
Progress Energy, Inc.	6,000	246,060

Fire, Marine & Casualty Insurance - 1.76%
Chubb Corp. / The	4,500	221,310

General Industrial Machinery & Equipment - 1.91%
Illinois Tool Works, Inc.	5,000	239,950

Gold & Silver Ores - 1.88%
Barrick Gold Corp.	6,000	236,280

Grain Mill Products - 1.69%
General Mills, Inc.	3,000	212,430

Industrial Instruments for Measurement - 2.04%
Danaher Corp.	3,400	255,680

Malt Beverages - 1.80%
Molson Coors Brewing Co. - Class B	5,000	225,800

Measuring & Controlling Devices - 2.28%
Thermo Fisher Scientific, Inc. (a)	6,000	286,140

Miscellaneous Food Preparations & Kindred Products - 2.07%
McCormick & Co., Inc.	7,200	260,136

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2009
(Unaudited)

Common Stocks - 94.92% - continued	Shares	Value

Natural Gas Transmission & Distribution - 1.47%
Spectra Energy Corp.	9,000	$ 184,590

Oil & Gas Field Machinery & Equipment - 1.05%
National-Oilwell Varco, Inc.	3,000	132,270

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.89%
Zimmer Holdings, Inc. (a)	4,000	236,440

Perfumes, Cosmetics & Other Toilet Preparations - 1.96%
Colgate-Palmolive Co.	3,000	246,450

Petroleum Refining - 4.67%
BP plc (b)	4,000	231,880
Chevron Corp.	2,300	177,077
Suncor Energy, Inc.	5,000	176,550
		585,507

Pharmaceutical Preparations - 3.34%
Celgene Corp. (a)	4,000	222,720
Teva Pharmaceutical Industries Ltd. (b)	3,500	196,630
		419,350

Plastic Material, Synthetic Resin/Rubber, Cellulos - 1.74%
E.I. du Pont de Nemours and Co.	6,500	218,855

Radio & TV Broadcasting & Communications Equipment - 1.66%
QUALCOMM, Inc.	4,500	208,170

Radio Telephone Communications - 1.47%
Vodafone Group Plc (b)	8,000	184,720

Retail - Computer & Computer Software Stores - 1.75%
GameStop Corp. - Class A (a)	10,000	219,400

Retail - Eating Places - 3.41%
McDonald's Corp.	3,500	218,540
Yum! Brands, Inc.	6,000	209,820
		428,360

Retail - Variety Stores - 2.13%
Wal-Mart Stores, Inc.	5,000	267,250

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.74%
CME Group, Inc.	650	218,367

Security Brokers, Dealers & Flotation Companies - 1.62%
Goldman Sachs Group, Inc. / The	1,200	202,608

Services - Business Services - 3.97%
eBay, Inc. (a)	10,000	235,400
Visa, Inc. - Class A	3,000	262,380
		497,780

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2009
(Unaudited)

Common Stocks - 94.92% - continued	Shares	Value

Services - Computer Programming, Data Processing, Etc. - 2.97%
Google, Inc. - Class A (a)	600	$ 371,988

Services - Educational Services - 1.81%
DeVry, Inc.	4,000	226,920

Services - Engineering Services - 1.93%
Aecom Technology Corp. (a)	8,800	242,000

Services - Personal Services - 1.44%
H&R Block, Inc.	8,000	180,960

Services - Prepackaged Software - 3.86%
Oracle Corp.	10,000	245,400
Sybase, Inc. (a)	5,500	238,700
		484,100

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.36%
Ecolab, Inc.	4,000	178,360
Procter & Gamble Co. / The	4,000	242,520
		420,880

State Commercial Banks - 2.97%
Commerce Bancshares, Inc.	4,200	162,624
Northern Trust Corp.	4,000	209,600
		372,224

Surgical & Medical Instruments & Apparatus - 5.31%
3M Co.	2,500	206,675
Becton, Dickinson & Co.	2,600	205,036
Covidien PLC	5,300	253,817
		665,528

Switchgear & Switchboard Apparatus - 1.83%
ABB Ltd. (a) (b)	12,000	229,200

Telephone Communications (No Radio Telephone) - 1.45%
Verizon Communications, Inc.	5,500	182,215

Wholesale - Groceries & Related Products - 1.11%
Sysco Corp.	5,000	139,700

TOTAL COMMON STOCKS (Cost $10,472,123)		11,908,983

Exchange-Traded Funds - 1.74%
PowerShares Water Resources Portfolio	13,000	219,180

TOTAL EXCHANGE-TRADED FUNDS (Cost $218,010)		219,180

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2009
(Unaudited)

	Shares	Value
Money Market Securities - 3.29%
Fidelity Institutional Government Portfolio - Class I, 0.03% (c)	412,573	$ 412,573

TOTAL MONEY MARKET SECURITIES (Cost $412,573)		412,573

TOTAL INVESTMENTS (Cost $11,102,706) - 99.95%		$ 12,540,736

Other assets less liabilities - 0.05%		5,777

TOTAL NET ASSETS - 100.00%		$ 12,546,513

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2009.

Tax Related
Gross unrealized appreciation	$ 1,475,116
Gross unrealized (depreciation)	(37,086)
Net unrealized appreciation	$ 1,438,030

Aggregate cost of securities for income tax purposes	$ 11,102,706

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
December 31, 2009
(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 57.61%
Aflac, Inc., 8.500%, 05/15/2019	$ 250,000	$ 288,476
Allstate Corp., 5.000%, 08/15/2014	200,000	210,849
Allstate Life Global Funding Trust, 4.250%, 02/26/2010	250,000	251,138
American Express Credit Co., 7.300%, 08/20/2013	552,000	620,881
Amgen, Inc., 4.850%, 11/18/2014	25,000	26,944
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	313,271
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	87,956
Bank of America Corp., 7.400%, 01/15/2011	325,000	344,106
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	295,935
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	247,379
Boeing Co., 5.000%, 03/15/2014	200,000	215,514
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	33,553
Capital One Financial Corp., 6.750%, 09/15/2017	200,000	215,538
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	238,589
Cigna Corp., 8.500%, 05/01/2019	125,000	142,269
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	314,885
Citigroup, Inc., 5.500%, 04/11/2013	600,000	622,522
CME Group, Inc., 5.750%, 02/15/2014	250,000	273,694
Coca-Cola Co., 5.350%, 11/15/2017	250,000	269,740
Comcast Corp., 5.450%, 11/15/2010	200,000	206,740
Comcast Corp., 6.500%, 01/15/2015	99,000	111,035
Compass Bank, 5.900%, 04/01/2026	200,000	166,930
Corning, Inc., 6.050%, 06/15/2015	250,000	252,040
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	200,000	215,772
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	133,065
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	243,675
Devon Energy Corp., 5.625%, 01/15/2014	125,000	135,159
Diageo Capital plc, 7.375%, 01/15/2014	200,000	231,567
Dow Chemical Co., 7.600%, 05/15/2014	96,000	109,340
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	253,376
FedEx Corp., 7.375%, 01/15/2014	275,000	312,303
Fifth Third Bancorp., 0.550%, 05/17/2013 (a)	250,000	212,726
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	316,309
General Electric Capital Corp., 0.613%, 11/01/2012 (a)	300,000	289,524
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	200,000	209,417
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	212,189
Home Depot, Inc., 5.400%, 03/01/2016	200,000	209,646
Huntington National Bank, 5.375%, 02/28/2019	250,000	202,642
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	136,390
International Paper Co., 9.375%, 05/15/2019	125,000	153,898
Jefferies Group, Inc., 8.500%, 07/15/2019	140,000	153,291
Keycorp, 6.500%, 05/14/2013	200,000	206,582
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	274,940
Marriott International, Inc., 5.625%, 02/15/2013	150,000	154,026
Merrill Lynch & Co., 0.969%, 01/15/2015 (a)	200,000	183,555
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	254,880
Metlife, Inc., 6.125%, 12/01/2011	122,000	131,213
Metlife, Inc., 6.817%, 08/15/2018	250,000	278,899
Morgan Stanley, 5.050%, 01/21/2011	350,000	363,108
Nationwide Life Insurance Co., 0.631%, 05/19/2010 (a)	225,000	223,903
New York Life Insurance Co., 5.250%, 10/16/2012	450,000	482,911

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2009
(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 57.61% - continued
Oracle Corp., 5.000%, 01/15/2011	$ 300,000	$ 312,050
Pfizer, Inc., 5.350%, 03/15/2015	200,000	218,830
Progressive Corp., 6.375%, 01/15/2012	240,000	257,324
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	210,543
Regions Financial Corp., 7.750%, 11/10/2014	125,000	123,400
Sempra Energy, 8.900%, 11/15/2013	150,000	174,463
Sempra Energy, 6.500%, 06/01/2016	250,000	271,484
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	397,100
Swiss Re Solutions Corp., 7.000%, 02/15/2026	180,000	176,288
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	151,893
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	225,893
Travelers Companies, Inc., 5.375%, 06/15/2012	250,000	264,829
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	115,115
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	90,730
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	116,899
Vodafone Group plc., 7.750%, 02/15/2010	200,000	201,534
Wachovia Corp., 4.375%, 06/01/2010	200,000	203,307
Waddell & Reed Financial, Inc., 5.600%, 01/15/2011	110,000	113,208
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	159,942
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	320,481

TOTAL CORPORATE BONDS (Cost $15,117,214)		16,139,603

U.S. Government Agency Obligations - 14.78%
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	500,000	543,506
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	713,671
Federal National Mortgage Association, 6.625%, 11/15/2010	800,000	842,541
Federal National Mortgage Association, 3.000%, 12/28/2016 (a)	1,150,000	1,138,556
Federal National Mortgage Association, 3.000%, 12/28/2016 (a)	350,000	347,618
Federal National Mortgage Association, 5.375%, 06/12/2017	500,000	555,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,085,778)		4,141,130

Asset-Backed Securities - 5.46%
Capital Auto Receivables Asset Trust, 2006-2, 0.303%, 05/15/2011 (a)	42,484	42,461
Capital Auto Receivables Asset Trust, 2007-2, 5.390%, 02/18/2014	210,000	219,538
Chase Insurance Trust, 2005-A7, 4.550%, 03/15/2013	250,000	259,174
Chase Insurance Trust, 2005-A10, 4.650%, 12/17/2012	350,000	360,785
Chase Insurance Trust, 2005-A15, 4.960%, 09/17/2012	300,000	309,107
Chase Insurance Trust, 2007-A1, 0.263%, 03/15/2013 (a)	340,000	338,676

TOTAL ASSET-BACKED SECURITIES (Cost $1,451,706)		1,529,741

Mortgage-Backed Securities - 7.38%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	373,808	392,362
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	367,303	377,710
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	232,246	238,826
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	379,367	398,553
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	331,663	348,643
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	295,909	310,365

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,940,769)		2,066,459

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2009
(Unaudited)

	Principal
	Amount	Value
U.S. Government Securities - 6.97%
U.S. Treasury Bond, 6.250%, 08/15/2023	$ 245,000	$ 292,699
U.S. Treasury Bond, 4.500%, 05/15/2038	125,000	122,442
U.S. Treasury Note, 4.125%, 08/31/2012	110,000	117,631
U.S. Treasury Note, 1.875%, 04/30/2014	275,000	269,436
U.S. Treasury Note, 4.875%, 08/15/2016	560,000	616,001
U.S. Treasury Note, 2.750%, 02/15/2019	580,000	534,144

TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,981,484)		1,952,353

	Shares
Preferred Stocks - 0.06%
Fannie Mae - Series S., 8.250%	16,000	17,600

TOTAL PREFERRED STOCKS (Cost $400,000)		17,600

Exchange-Traded Funds - 4.88%
iShares S&P U.S. Preferred Stock Index Fund	37,250	1,367,075

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,185,762)		1,367,075

Money Market Securities - 1.59%
Fidelity Institutional Government Portfolio - Class I, 0.03% (b)	444,240	444,240

TOTAL MONEY MARKET SECURITIES (Cost $444,240)		444,240

TOTAL INVESTMENTS (Cost $26,606,953) - 98.73%		$ 27,658,201

Other assets less liabilities - 1.27%		357,165

TOTAL NET ASSETS - 100.00%		$ 28,015,366

(a) Variable rate securities; the coupon rate shown represents the rate at December 31, 2009.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2009.

Tax Related
Gross unrealized appreciation	$ 1,566,855
Gross unrealized (depreciation)	(515,607)
Net unrealized appreciation	$ 1,051,248

Aggregate cost of securities for income tax purposes	$ 26,606,953

*See accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Schedule of Investments

December 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Funds will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

FCI Funds

Notes to the Schedule of Investments - continued

December 31, 2009

(Unaudited)

Fixed income securities, such as corporate bonds, U.S. government agency securities, asset-backed securities, mortgage-backed securities and U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

FCI Funds

Notes to the Schedule of Investments - continued

December 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Equity Fund’s investments as of December 31, 2009:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 10,828,153	$ -	$ -	$10,828,153

American Depositary Receipts*	1,080,830	-	-	1,080,830

Exchange-Traded Funds	219,180	-	-	219,180

Money Market Securities	412,573	-	-	412,573

Total	$ 12,540,736	$ -	$ -	$12,540,736

*Refer to Schedule of Investments for industry classifications.

The Equity Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Equity Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used to value the Bond Fund’s investments as of December 31, 2009:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$ -	$ 16,139,603	$ -	$ 16,139,603

U.S. Government Agency Obligations	-	4,141,130	-	4,141,130

Asset-Backed Securities	-	1,529,741	-	1,529,741

Mortgage-Backed Securities	-	2,066,459	-	2,066,459

U.S. Government Securities	-	1,952,353	-	1,952,353

Preferred Stocks	17,600	-	-	17,600

Exchange-Traded Funds	1,367,075	-	-	1,367,075

Money Market Securities	444,240	-	-	444,240

Total	$ 1,828,915	$ 25,829,286	$ -	$ 27,658,201

The Bond Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Bond Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Iron Strategic Income Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Exchange-Traded Funds - 2.22%	Shares	Value

iShares iBoxx $ High Yield Corporate Bond Fund	40,759	$ 3,580,271
SPDR Barclays Capital High Yield Bond ETF	91,891	3,566,290

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,002,300)		7,146,561

Mutual Funds - 87.32%

AIM High Yield Fund - Institutional Class	1,918,162	7,691,831
American Beacon High Yield Bond Fund - Institutional Class	116,959	1,007,018
Artio Global High Income Fund - Class I	1,582,741	16,033,161
BlackRock High Income Fund - Institutional Class	466,201	2,027,972
BlackRock High Yield Bond Fund - BlackRock Class	721,501	5,050,505
Calamos High Yield Fund - Class I	105,440	1,002,729
Columbia High Income Fund - Class Z	950,364	7,374,825
Consulting Group Capital Markets Funds - High Yield Investments	122,850	496,314
Credit Suisse Global High Yield Fund, Inc.	11,596	99,841
Delaware High-Yield Opportunities Fund - Class I	382,133	1,482,677
Dryden High Yield Fund, Inc. - Class Z	193,011	1,013,308
DWS High Income Fund - Institutional Class	2,631,498	12,052,262
Eaton Vance Income Fund of Boston - Class I	182,149	1,009,107
Evergreen High Income Fund - Class I	341,297	1,013,652
Federated High Yield Trust	185,529	1,012,987
Federated Institutional High Yield Bond Fund	106,045	1,009,544
Fidelity Advisor High Income Advantage Fund - Class I	29,377	252,644
Fidelity Capital & Income Fund	29,446	253,828
Fidelity High Income Fund	4,809,220	40,686,003
Franklin High Income Fund - Advisor Class	323,428	617,748
Goldman Sachs High Yield Fund - Institutional Class	5,712,019	39,698,534
Ivy High Income Fund - Class I	1,055,068	8,619,909
JPMorgan High Yield Fund - Select Class	4,755,736	36,809,395
Lord Abbett Bond-Debenture Fund, Inc. - Class I	196,726	1,438,065
Lord Abbett High Yield Fund - Class I	135,135	1,002,703
MFS High Income Fund - Class I	311,527	1,006,231
MFS High Yield Opportunities Fund - Class I	169,492	1,006,780
Natixis Loomis Sayles High Income Fund - Class Y	217,910	1,015,460
Nuveen High Yield Bond Fund - Class R	102,156	1,711,108
PIMCO High Yield Fund - Institutional Class	4,241,086	37,321,553
Principal High Yield Fund I - Institutional Class	1,076,809	10,983,446
Principal High Yield Fund - Institutional Class	2,538,096	19,670,240
Putnam High Yield Advantage Fund - Class Y	1,209,983	7,066,300
Putnam High Yield Trust - Class Y	140,974	1,015,014
T. Rowe Price High Yield Fund - Investor Class	157,480	1,011,024
TIAA-CREF High Yield Fund - Institutional Class	508,494	4,693,396
USAA High Yield Opportunities Fund	129,032	1,001,290
Vanguard High-Yield Corporate Fund - Admiral Shares	803,156	4,393,264
Western Asset High Yield Portfolio - Institutional Class	118,483	979,858

TOTAL MUTUAL FUNDS (Cost $260,878,624)		281,631,526

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
December 31, 2009
(Unaudited)

Money Market Securities (a) - 9.72%	Shares	Value

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	7,973,893	$ 7,973,893
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	7,432,687	7,432,687
First American Government Obligations Fund - Class Z - 0.00%	7,973,893	7,973,893
First American Treasury Obligations Fund - Class Z - 0.00%	7,973,893	7,973,893

TOTAL MONEY MARKET SECURITIES (Cost $31,354,366)		31,354,366

TOTAL INVESTMENTS (Cost $299,235,290) - 99.26%		$ 320,132,453

Cash & other assets less liabilities - 0.74%		2,380,688

TOTAL NET ASSETS - 100.00%		$ 322,513,141

(a) Variable rate securities; the money market rates shown represent the rate at December 31, 2009.

Tax Related
Unrealized appreciation		20,952,006
Unrealized depreciation		(54,843)
Unrealized appreciation (depreciation)		$ 20,897,163

Aggregate cost of securities for income tax purposes		$ 299,235,290

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

December 31, 2009

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

December 31, 2009

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2009:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange-Traded Funds	$ 7,146,561	$ -	$ -	$ 7,146,561

Mutual Funds	281,631,526	-	-	281,631,526

Money Market Securities	31,354,366	-	-	31,354,366

Total	$ 320,132,453	$ -	$ -	$ 320,132,453

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

December 31, 2009

(Unaudited)

Derivative Transactions - The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements. At December 31, 2009, the Fund did not hold swap agreements. For the period ended December 31, 2009, the realized loss on swap agreements was $3,501,210 and the change in unrealized appreciation (depreciation) on swap agreements was $9,000.

The Fund had purchased total notional value of swap agreements of $184,400,000. The total notional value of terminated swap agreements was $229,400,000 with an average notional value of approximately $35,188,000 held during the period ended December 31, 2009.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 18, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date	2/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date	2/25/2010

By

______/s/ Christopher E. Kashmerick_____________________

Christopher E. Kashmerick, Treasurer

Date	2/25/2010